Income Tax (Details) - Schedule of Components of the Deferred Tax Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Components of the Deferred Tax Assets [Abstract]
Tax loss carry forwards	$ 11,236,110	$ 10,358,050
Deferred tax assets	2,138,399	1,760,869
Valuation allowance	(2,138,399)	(1,760,869)
Total deferred tax assets, net